Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

6.	Inventories
Inventories consist of the following:

	As of December 31,
	2019	2020
Raw materials	58,627	195,939
Finished goods	127,452	26,963
Work in process	8,728	2,620
Goods in transit	1,260	—

Total	196,067	225,522

During the years ended December 31, 2018, 2019 and 2020, the Group recorded write-down of RMB427,163, RMB526,473 and RMB44,916 for the obsolete inventories in cost of revenues, respectively.
For
 the
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ended December 31, 2018, 2019 and 2020, at the beginning of lease period, the inventories reclassified to operating lease assets were nil, RMB99,523 and RMB135,276, respectively. At the end of lease period, the operating lease assets with net book value of nil, RMB79,065 and RMB115,887 were reclassified to the inventories. Depreciation expense of operating lease assets of nil, RMB20,458 and RMB19,389 was recorded in the cost of revenue for the year ended December 31, 2018, 2019 and 2020.